BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT
Cash and cash equivalents	R$ 16,417,860	R$ 26,572,522
Restricted cash	660,259	508,734
Marketable securities	11,133,842	8,951,838
Accounts Receivable, net	5,575,589	5,911,477
Contractual transmission assets	10,693,181	10,539,570
Taxes and contributions	2,766,765	2,831,414
Loans, financing and debentures	10,625	475,459
Reimbursement rights	752,496	893,254
Dividends and interest receivable	470,142	721,683
Derivative financial instruments	64,334	692,660
Others	2,473,062	1,850,389
Total current assets excluding assets held for sale	51,018,155	59,949,000
Assets held for sale	1,072,431	4,502,102
TOTAL CURRENT ASSETS	52,090,586	64,451,102
NON-CURRENT
Restricted cash	3,436,804	3,170,749
Marketable Securities	722,673	433,341
Accounts Receivable, net	522,859	602,411
Contractual transmission assets	53,567,662	56,848,086
Taxes and contributions	3,178,769	2,715,445
Deferred Income tax and social contribution	17,499,833	5,673,011
Loans, financing and debentures	180,568	163,140
Reimbursement rights	2,176	720,081
Judicial deposits	5,762,270	5,190,344
Derivative financial instruments	1,072,386	1,544,095
Others	846,940	1,645,570
Total long term assets excluding investments, fixed assets and intangible assets	86,792,940	78,706,273
INVESTMENTS
Equity method investments	23,322,816	30,727,405
Measured at fair value	1,175,539	861,234
Other investments	18,830	97,987
INVESTMENTS	24,517,185	31,686,626
PROPERTY, PLANT AND EQUIPMENT	39,659,177	36,854,056
INTANGIBLE ASSETS	76,625,705	78,173,273
TOTAL NON CURRENT ASSETS	227,595,007	225,420,228
TOTAL ASSETS	279,685,593	289,871,330
CURRENT
Suppliers	3,916,279	2,756,329
Regulatory fees	886,565	820,067
Provision for onerous contracts	113,944	62,711
Leases	72,981	26,861
Payroll	1,060,856	1,065,114
Post-employment benefit	303,832	289,840
Taxes and contributions	1,021,353	1,146,169
Loans, financing and debentures	13,204,167	12,809,872
Obligations of Law No. 14,182/2021	3,738,498	2,916,199
RGR returns	695,705	492,276
Judicial settlements	1,073,452	1,105,534
Provisions for Litigation	666,092	1,791,088
Compulsory loan	1,406,460	1,326,925
Shareholder remuneration	136,124	2,490,668
Derivative financial instruments	1,651,632	1,175,652
Others	1,030,460	1,160,611
Total current liabilities excluding liabilities associated to assets held for sale	30,978,400	31,435,916
Liabilities associated with assets held for sale	0	194,454
TOTAL CURRENT LIABILITIES	30,978,400	31,630,370
NON-CURRENT
Regulatory fees	688,574	942,348
Provision for onerous contracts	282,371	621,725
Leases	415,625	155,722
Concessions payable - use of public property	589,412	543,867
Post-employment benefit	3,276,459	3,416,381
Taxes and contributions	198,782	372,488
Deferred income tax and social contribution	2,421,481	4,287,021
Loans, financing and debentures	61,091,597	62,810,702
Obligations of Law No. 14,182/2021	40,028,165	39,105,924
RGR returns	0	439,974
Advances for future capital increase	124,543	108,938
Provisions for Litigation	19,242,041	21,583,395
Derivative financial instruments	151,487	2,283
Others	1,694,999	1,850,416
TOTAL NON-CURRENT LIABILITIES	130,205,536	136,241,184
EQUITY
Capital stock	100,135,201	70,099,826
Transactions costs on issuance of shares	(108,186)	(108,186)
Capital reserves and Authorized Equity Instruments granted	14,689,872	13,910,768
Treasury shares	(3,034,806)	(2,223,011)
Profit reserves	11,818,426	45,440,237
Accumulated other comprehensive income	(5,070,370)	(5,256,409)
Equity attributable to owners of the Company	118,430,137	121,863,225
Equity attributable to non-controlling interests	71,520	136,551
TOTAL SHAREHOLDERS EQUITY	118,501,657	121,999,776
TOTAL LIABILITIES AND EQUITY	R$ 279,685,593	R$ 289,871,330